ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Variable Interest Entity
Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
500.com Gaming UK Limited (“500.com UK”)	August 5, 2016	UK	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Shenzhen Guangyi Network Technology Co., Ltd. (“Guangyi Network”)	August 5, 2015	PRC	100%	Software Service
Qufan Internet Technology Inc. (“Qufan Cayman”)	September 30, 2016	Cayman	51%	Investment Holding
Qufan Internet Technology (HK) Limited (“Qufan HK”)********	October 18, 2016	Hong Kong	51%	Investment Holding
Qufan Internet Technology (Malta) Limited (“Qufan Malta”)********	August 4, 2017	Malta	51%	Online Gaming Service
Qufan Information Technology (Shenzhen) Co., Ltd (“Qufan Information Technology”)********	January 5, 2017	PRC	51%	Software Service
500.com Nihon Co.,Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
The Multi Group Ltd (“The Multi Group”)	June 26, 2015	Malta	93%	Investment Holding
Multi Warehouse Ltd*******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd*******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd*******	September 1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd*******	September 1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd*******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd*******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.*******	August 25, 2011	Curacao	93%	Online Gaming
Multilotto Australia PTY Ltd*******	December 13, 2016	Australia	93%	Online Gaming

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service
Shenzhen Qufan Network Technology Co., Ltd. (“Shenzhen Qufan”) *****	September 13, 2013	PRC	-	Mobile Gaming

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	-	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	-	Online Lottery Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd. (“500Fu”)***	April 23, 2014	PRC	-	Third party payment service
Shenzhen Fenggu Network Technology Co., Ltd. (“Shenzhen Fenggu”) ****	August 27, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”) *****	September 13, 2011	PRC	-	Development, operation of Online Gaming
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) *****	June 24, 2016	PRC	-	Online Spot Commodity Trading Services
Beijing Daguo Xiaoxian Culture Media Co., Ltd (“Daguoxiaoxian”)******	July 24, 2014	PRC	-	Investment Holding

* A subsidiary of E-Sun Network
** A subsidiary of E-Sun Sky Network
*** A subsidiary of Youlanguang Technology
**** A subsidiary of Shenzhen Yicai
***** A subsidiary of Guangtiandi Technology
****** A subsidiary of Shenzhen Qufan
******* A subsidiary of The Multi Group
******** A subsidiary of Qufan Cayman

Variable Interest Entity, Primary Beneficiary [Member]
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs
The carrying amounts of the assets, liabilities, the results of operations and cash flows of all of these VIEs included in the Group’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows are as follows:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	257,001	101,023	15,527
Restricted cash	3,703	1,237	190
Short-term investments	-	20,000	3,074
Amounts due from intergroup companies	1,589	2,562	394
Prepayments and other current assets	109,032	38,016	5,843

Total current assets	371,325	162,838	25,028

Non-current assets:
Property and equipment, net	46,986	100,627	15,466
Intangible assets, net	60,408	49,558	7,617
Deposits	4,397	4,254	654
Long-term investments	53,995	53,044	8,153
Other non-current assets	2,671	6,296	968
Goodwill	160,438	130,613	20,075

Total non-current assets	328,895	344,392	52,933

TOTAL ASSETS	700,220	507,230	77,961

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	69,423	71,168	10,938
Accrued payroll and welfare payable	15,846	14,703	2,260
Accrued expenses and other current liabilities	67,166	57,761	8,878
Income tax payable	8,897	5,310	816

Total current liabilities	161,332	148,942	22,892

Non-current liabilities:
Deferred tax liability, non-current	14,902	12,721	1,955
Long-term payables	42,705	27,673	4,253

Total non-current liabilities	57,607	40,394	6,208

TOTAL LIABILITIES	218,939	189,336	29,100

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net revenues	87,065	10,928	81,954	12,596
Net loss	(130,330)	(8,851)	(124,034)	(19,064)

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net cash (used in) operating activities	(83,113)	(50,876)	(162,328)	(24,949)
Net cash (used in) provided by investing activities	(105,922)	166,222	6,350	976
Net cash (used in) provided by financing activities	-	-	-	-